UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-02280)

Exact name of registrant as specified in charter:	Putnam Convertible Securities Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2023

Date of reporting period:	November 1, 2022 – April 30, 2023

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam Investments

Putnam Convertible Securities Fund

Semiannual report
4 | 30 | 23

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PCONX

Putnam
Convertible Securities
Fund

Semiannual report
4 | 30 | 23

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Financial statements	6

Message from the Trustees

June 7, 2023

Dear Fellow Shareholder:

Stocks and bonds have generally advanced since the start of the year despite market ups and downs. Inflation has fallen but remains a concern for the Federal Reserve. U.S. interest rates have risen to their highest level since 2007, which is putting pressure on corporate earnings and causing stress in the banking system.

Fortunately, a strong pulse of innovation in the broader economy is gaining investor attention. International markets are becoming increasingly dynamic, in part because China’s economy is reopening after years of pandemic-related restrictions.

While remaining alert to market risks, your investment team is finding new and attractive opportunities across sectors, industries, and global markets. This report offers an update about their efforts in managing your fund.

Thank you for investing with Putnam.

Allocations are shown as a percentage of the fund’s net assets as of 4/30/23. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time. Due to rounding, percentages may not equal 100%.

2 Convertible Securities Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class I	Class R	Class R6	Class Y
Total annual operating expenses for the
fiscal year ended 10/31/22	1.03%	1.78%	1.78%	0.68%	1.28%	0.72%	0.78%
Annualized expense ratio for the
six-month period ended 4/30/23	1.05%	1.80%	1.80%	0.69%	1.30%	0.73%	0.80%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 11/1/22 to 4/30/23. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class I	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$5.24	$8.97	$8.97	$3.45	$6.49	$3.65	$4.00
Ending value (after expenses)	$1,014.10	$1,010.70	$1,010.10	$1,015.90	$1,013.00	$1,015.30	$1,015.00

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181); and then dividing that result by the number of days in the year (365).

Convertible Securities Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 4/30/23, use the following calculation method. To find the value of your investment on 11/1/22, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class I	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$5.26	$9.00	$9.00	$3.46	$6.51	$3.66	$4.01
Ending value (after expenses)	$1,019.59	$1,015.87	$1,015.87	$1,021.37	$1,018.35	$1,021.17	$1,020.83

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (181); and then dividing that result by the number of days in the year (365).

4 Convertible Securities Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam funds. As of April 30, 2023, Putnam employees had approximately $467,000,000 and the Trustees had approximately $66,000,000 invested in Putnam funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Convertible Securities Fund 5

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

6 Convertible Securities Fund

The fund’s portfolio 4/30/23 (Unaudited)

CONVERTIBLE BONDS AND NOTES (83.7%)*	Principal amount	Value
Aerospace and defense (1.1%)
Axon Enterprise, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/27	$6,190,000	$6,963,750
		6,963,750
Airlines (1.8%)
JetBlue Airways Corp. cv. sr. unsec. notes 0.50%, 4/1/26	3,560,000	2,773,595
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	7,858,000	8,411,989
		11,185,584
Automotive (1.4%)
Ford Motor Co. cv. sr. unsec. notes zero %, 3/15/26	5,850,000	5,706,675
Rivian Automotive, Inc. 144A cv. sr. unsec. sub. notes 4.625%, 3/15/29	3,000,000	2,772,000
		8,478,675
Basic materials (0.4%)
MP Materials Corp. 144A cv. sr. unsec. notes 0.25%, 4/1/26	3,190,000	2,711,471
		2,711,471
Biotechnology (4.2%)
Alnylam Pharmaceuticals, Inc. 144A cv. sr. unsec. unsub. notes 1.00%, 9/15/27	5,228,000	5,187,752
Guardant Health, Inc. cv. sr. unsec. sub. notes zero %, 11/15/27	2,825,000	1,894,187
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 0.25%, 3/1/27	5,380,000	4,406,322
Halozyme Therapeutics, Inc. 144A cv. sr. unsec. notes 1.00%, 8/15/28	1,982,000	1,730,534
Innoviva, Inc. cv. sr. unsec. notes 2.50%, 8/15/25	4,435,000	4,250,948
Insmed, Inc. cv. sr. unsec. sub. notes 0.75%, 6/1/28	3,330,000	2,747,451
Sarepta Therapeutics, Inc. 144A cv. sr. unsec. unsub. notes 1.25%, 9/15/27	4,703,000	5,302,657
		25,519,851
Broadcasting (1.5%)
Liberty Media Corp. 144A cv. sr. unsec. notes 2.25%, 8/15/27	8,410,000	8,910,395
		8,910,395
Cable television (1.9%)
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	4,477,000	2,108,667
DISH Network Corp. cv. sr. unsec. notes zero %, 12/15/25	4,410,000	2,150,545
Liberty Broadband Corp. 144A cv. sr. unsec. notes 3.125%, 3/31/53	4,175,000	4,124,900
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	4,059,149	3,616,702
		12,000,814
Commercial and consumer services (5.7%)
Block, Inc. cv. sr. unsec. notes 0.125%, 3/1/25	3,395,000	3,162,443
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	7,316,000	5,633,320
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	8,670,000	12,922,565
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51	7,135,000	5,529,625
Shift4 Payments, Inc. cv. sr. unsec. sub. notes zero %, 12/15/25	7,423,000	8,094,782
		35,342,735
Computers (12.4%)
3D Systems Corp. cv. sr. unsec. notes zero %, 11/15/26	4,472,000	3,247,790
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	6,226,000	5,861,779
Altair Engineering, Inc. 144A cv. sr. unsec. sub. notes 1.75%, 6/15/27	4,165,000	4,735,605

Convertible Securities Fund 7

CONVERTIBLE BONDS AND NOTES (83.7%)* cont.	Principal amount	Value
Computers cont.
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	$5,929,000	$4,992,218
Box, Inc. cv. sr. unsec. notes zero %, 1/15/26	3,322,000	3,865,147
Cloudflare, Inc. cv. sr. unsec. notes zero %, 8/15/26	10,026,000	8,271,450
Confluent, Inc. cv. sr. unsec. unsub. notes zero %, 1/15/27	1,995,000	1,579,739
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24 (Israel)	4,110,000	4,270,649
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	2,065,000	2,151,730
DigitalOcean Holdings, Inc. cv. sr. unsec. notes zero %, 12/1/26	5,271,000	4,119,986
Dropbox, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	5,665,000	4,835,078
Envestnet, Inc. company guaranty cv. sr. unsec. notes 0.75%, 8/15/25	4,084,000	3,787,910
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	3,760,000	3,182,840
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	2,830,000	3,724,563
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25	6,991,000	6,221,990
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	9,535,000	8,152,425
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	3,710,000	3,583,860
		76,584,759
Consumer cyclicals (0.8%)
Patrick Industries, Inc. cv. company guaranty sr. unsec. notes 1.75%, 12/1/28	5,120,000	4,625,920
		4,625,920
Consumer finance (0.7%)
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	6,314,210	4,505,189
		4,505,189
Consumer goods (0.7%)
Beauty Health Co. (The) 144A cv. sr. unsec. sub. notes 1.25%, 10/1/26	5,638,000	4,609,065
		4,609,065
Consumer services (8.4%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	13,017,000	11,350,824
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	9,935,000	8,070,176
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25, (Israel)	4,733,000	4,016,849
IAC Financeco 2, Inc. 144A company guaranty cv. sr. unsec. notes 0.875%, 6/15/26	6,033,000	5,304,286
Uber Technologies, Inc. cv. sr. unsec. notes zero %, 12/15/25	10,291,000	8,950,624
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26	5,275,000	4,156,700
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25	5,175,000	3,875,360
Wayfair, Inc. cv. sr. unsec. unsub. notes 1.00%, 8/15/26	2,540,000	1,648,644
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25	4,317,000	4,381,755
		51,755,218
Electric utilities (0.4%)
Southern Co. (The) 144A cv. sr. unsec. notes 3.875%, 12/15/25	2,615,000	2,694,758
		2,694,758
Electronics (2.7%)
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	3,915,000	4,214,661
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	3,564,000	5,240,862
ON Semiconductor Corp. 144A cv. company guaranty sr. unsec. notes 0.50%, 3/1/29	3,029,000	2,917,210
Wolfspeed, Inc. 144A cv. sr. unsec. notes 1.875%, 12/1/29	5,925,000	4,375,613
		16,748,346

8 Convertible Securities Fund

CONVERTIBLE BONDS AND NOTES (83.7%)* cont.	Principal amount	Value
Energy (oil field) (0.3%)
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	$2,170,000	$1,667,645
		1,667,645
Energy (other) (0.8%)
SolarEdge Technologies, Inc. cv. sr. unsec. notes zero %, 9/15/25, (Israel)	3,964,000	4,917,342
		4,917,342
Entertainment (6.7%)
Cinemark Holdings, Inc. cv. sr. unsec. notes 4.50%, 8/15/25	2,945,000	4,104,386
IMAX Corp. cv. sr. unsec. unsub. notes 0.50%, 4/1/26, (Canada)	6,951,000	6,962,193
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	7,012,000	6,777,098
NCL Corp., Ltd. company guaranty cv. sr. unsec. notes 5.375%, 8/1/25	3,109,000	3,317,303
NCL Corp., Ltd. company guaranty cv. sr. unsec. unsub. notes 2.50%, 2/15/27	7,780,000	5,862,230
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. unsub. notes 6.00%, 8/15/25	4,235,000	6,460,493
Vail Resorts, Inc. cv. sr. unsec. sub. notes zero %, 1/1/26	8,100,000	7,325,438
		40,809,141
Gaming and lottery (0.7%)
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28	6,192,000	4,433,472
		4,433,472
Health care services (0.8%)
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	6,535,000	5,212,659
		5,212,659
Homebuilding (0.2%)
Realogy Group, LLC/Realogy Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	1,805,000	1,324,419
		1,324,419
Machinery (0.7%)
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	3,771,000	4,564,796
		4,564,796
Manufacturing (1.0%)
John Bean Technologies Corp. cv. sr. unsec. notes 0.25%, 5/15/26	6,442,000	5,929,861
		5,929,861
Medical technology (5.6%)
China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4.00%, 8/15/23 (China) (In default) † F	3,213,000	—
China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6.25%, 12/15/23 (China) (In default) † F	3,544,000	—
CONMED Corp. 144A cv. sr. unsec. notes 2.25%, 6/15/27	4,098,000	4,431,987
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	11,630,000	10,080,968
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	3,954,000	5,901,345
Integer Holdings Corp. 144A cv. sr. unsec. unsub. notes 2.125%, 2/15/28	3,050,000	3,461,750
Lantheus Holdings, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	6,120,000	8,106,260
Repligen Corp. cv. sr. unsec. notes 0.375%, 7/15/24	1,905,000	2,659,403
		34,641,713

Convertible Securities Fund 9

CONVERTIBLE BONDS AND NOTES (83.7%)* cont.	Principal amount	Value
Oil and gas (3.5%)
EQT Corp. cv. sr. unsec. notes 1.75%, 5/1/26	$2,380,000	$5,678,538
Northern Oil and Gas, Inc. 144A cv. sr. unsec. notes 3.625%, 4/15/29	5,610,000	6,329,563
Pioneer Natural Resources Co. cv. sr. unsec. notes 0.25%, 5/15/25	4,060,000	9,246,650
		21,254,751
Pharmaceuticals (3.6%)
Ascendis Pharma A/S cv. sr. unsec. notes 2.25%, 4/1/28 (Denmark)	3,349,000	2,775,484
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25	11,800,000	12,876,492
Jazz Investments I, Ltd. company guaranty cv. sr. unsec. notes 2.00%, 6/15/26 (Ireland)	3,110,000	3,378,238
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/25	3,115,000	2,931,994
		21,962,208
Power producers (0.8%)
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	4,750,000	4,880,625
		4,880,625
Restaurants (1.7%)
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26	6,341,000	5,278,883
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	6,965,000	5,165,652
		10,444,535
Retail (0.6%)
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25	3,289,000	3,687,791
		3,687,791
Schools (0.8%)
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26	5,978,000	4,780,651
		4,780,651
Software (5.0%)
Bill.com Holdings, Inc. cv. sr. unsec. unsub. notes zero %, 4/1/27	3,905,000	3,073,235
Ceridian HCM Holding, Inc. cv. sr. unsec. notes 0.25%, 3/15/26	4,951,000	4,324,871
Everbridge, Inc. cv. sr. unsec. notes zero %, 3/15/26	4,181,000	3,397,063
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	2,232,000	3,466,296
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	11,591,000	9,753,827
Progress Software Corp. cv. sr. unsec. notes 1.00%, 4/15/26	1,912,000	2,030,865
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	5,865,000	4,560,038
		30,606,195
Technology services (6.1%)
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	9,545,000	17,629,615
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	9,431,000	6,837,475
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	5,115,000	4,309,388
TechTarget, Inc. cv. sr. unsec. unsub. notes zero %, 12/15/26	4,722,000	3,661,780
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	5,215,000	5,234,535
		37,672,793
Telecommunications (—%)
Powerwave Technologies, Inc. cv. unsec. sub. notes 3.875%, 10/1/27, (In default) † F	5,121,000	512
		512

10 Convertible Securities Fund

CONVERTIBLE BONDS AND NOTES (83.7%)* cont.	Principal amount	Value
Utilities and power (0.7%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25	$5,015,000	$4,573,671
		4,573,671
Total convertible bonds and notes (cost $556,727,023)		$516,001,310

CONVERTIBLE PREFERRED STOCKS (11.4%)*	Shares	Value
Banking (2.1%)
Bank of America Corp. Ser. L, 7.25% cv. pfd.	11,045	$13,033,100
		13,033,100
Electric utilities (3.8%)
AES Corp. (The) $6.875 cv. pfd.	58,460	5,254,385
American Electric Power Co., Inc. $3.06 cv. pfd.	63,335	3,212,985
NextEra Energy, Inc. $3.46 cv. pfd. S	155,905	7,380,543
PG&E Corp. $5.50 cv. pfd.	50,645	7,587,598
		23,435,511
Financial (1.0%)
KKR & Co., Inc. $3.00 cv. pfd.	92,128	5,876,845
		5,876,845
Machinery (0.6%)
Chart Industries, Inc. $3.38 cv. pfd.	65,375	3,665,576
		3,665,576
Medical technology (1.5%)
Boston Scientific Corp. $5.50 cv. pfd.	75,518	9,487,025
		9,487,025
Metals (0.7%)
RBC Bearings, Inc. $5.00 cv. pfd.	38,363	4,249,859
		4,249,859
Pharmaceuticals (0.5%)
Becton Dickinson & Co. $3.00 cv. pfd.	56,530	2,855,330
		2,855,330
Telecommunications (0.7%)
T-Mobile US, Inc. 144A 5.25% cv. pfd. †	3,970	4,623,303
		4,623,303
Trucks and parts (0.5%)
Aptiv PLC $5.50 cv. pfd.	24,730	2,797,594
		2,797,594
Total convertible preferred stocks (cost $67,853,319)		$70,024,143

COMMON STOCKS (1.4%)*	Shares	Value
Advanced Micro Devices, Inc. †	16,150	$1,443,326
ATI, Inc. †	45,115	1,742,341
Danaher Corp.	7,487	1,773,745
Elevance Health, Inc.	3,420	1,602,783
GT Advanced Technologies, Inc. F	552	—
NVIDIA Corp.	6,900	1,914,681
Total common stocks (cost $7,264,556)		$8,476,876

Convertible Securities Fund 11

CORPORATE BONDS AND NOTES (0.6%)*	Principal amount	Value
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26	$1,895,000	$1,810,616
Clarios Global LP/Clarios US Finance Co. 144A notes 9.00%, 9/30/29	1,925,000	1,645,875
Total corporate bonds and notes (cost $3,319,702)		$3,456,491

SHORT-TERM INVESTMENTS (4.0%)*	Shares	Value
Putnam Cash Collateral Pool, LLC 5.06% [d]	6,694,485	$6,694,485
Putnam Short Term Investment Fund Class P 4.98% L	17,933,926	17,933,926
Total short-term investments (cost $24,628,411)		$24,628,411

TOTAL INVESTMENTS
Total investments (cost $659,793,011)	$622,587,231

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2022 through April 30, 2023 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $616,714,142.
†	This security is non-income-producing.
[d]	Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
F	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
S	Security on loan, in part or in entirety, at the close of the reporting period (Note 1).
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

12 Convertible Securities Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,742,341	$—	$—
Health care	3,376,528	—	—
Technology	3,358,007	—	—
Total common stocks	8,476,876	—	—
Convertible bonds and notes	—	516,000,798	512
Convertible preferred stocks	—	70,024,143	—
Corporate bonds and notes	—	3,456,491	—
Short-term investments	—	24,628,411	—
Totals by level	$8,476,876	$614,109,843	$512
* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Convertible Securities Fund 13

Statement of assets and liabilities 4/30/23 (Unaudited)

ASSETS
Investment in securities, at value, including $6,598,309 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $635,164,600)	$597,958,820
Affiliated issuers (identified cost $24,628,411) (Note 5)	24,628,411
Dividends, interest and other receivables	1,630,444
Receivable for shares of the fund sold	395,402
Prepaid assets	63,972
Total assets	624,677,049

LIABILITIES
Payable for shares of the fund repurchased	479,805
Payable for compensation of Manager (Note 2)	318,509
Payable for custodian fees (Note 2)	9,548
Payable for investor servicing fees (Note 2)	121,579
Payable for Trustee compensation and expenses (Note 2)	158,662
Payable for administrative services (Note 2)	3,751
Payable for distribution fees (Note 2)	85,466
Collateral on securities loaned, at value (Note 1)	6,694,485
Other accrued expenses	91,102
Total liabilities	7,962,907

Net assets	$616,714,142

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$668,954,909
Total distributable earnings (Note 1)	(52,240,767)
Total — Representing net assets applicable to capital shares outstanding	$616,714,142

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($366,980,483 divided by 16,976,853 shares)	$21.62
Offering price per class A share (100/94.25 of $21.62)*	$22.94
Net asset value and offering price per class B share ($506,651 divided by 24,398 shares)**	$20.77
Net asset value and offering price per class C share ($9,134,483 divided by 433,531 shares)**	$21.07
Net asset value and offering price per class I share ($17,620 divided by 814 shares)	$21.65
Net asset value, offering price and redemption price per class R share
($2,478,345 divided by 115,512 shares)	$21.46
Net asset value, offering price and redemption price per class R6 share
($27,813,370 divided by 1,287,496 shares)	$21.60
Net asset value, offering price and redemption price per class Y share
($209,783,190 divided by 9,715,792 shares)	$21.59

*On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

14 Convertible Securities Fund

Statement of operations Six months ended 4/30/23 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $540,203 from investments in affiliated issuers) (Note 5)	$4,019,120
Dividends (net of foreign tax of $317)	2,539,546
Securities lending (net of expenses) (Notes 1 and 5)	20,696
Total investment income	6,579,362

EXPENSES
Compensation of Manager (Note 2)	1,972,179
Investor servicing fees (Note 2)	377,129
Custodian fees (Note 2)	8,445
Trustee compensation and expenses (Note 2)	13,541
Distribution fees (Note 2)	530,814
Administrative services (Note 2)	14,122
Other	164,280
Total expenses	3,080,510
Expense reduction (Note 2)	(3,856)
Net expenses	3,076,654

Net investment income	3,502,708

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(16,312,476)
Total net realized loss	(16,312,476)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	21,954,791
Total change in net unrealized appreciation	21,954,791

Net gain on investments	5,642,315

Net increase in net assets resulting from operations	$9,145,023

The accompanying notes are an integral part of these financial statements.

Convertible Securities Fund 15

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 4/30/23*	Year ended 10/31/22
Operations
Net investment income	$3,502,708	$5,804,441
Net realized gain (loss) on investments
and foreign currency transactions	(16,312,476)	5,850,113
Change in net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	21,954,791	(214,597,267)
Net increase (decrease) in net assets resulting
from operations	9,145,023	(202,942,713)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(3,071,975)	(2,553,213)
Class B	(3,195)	—
Class C	(44,287)	—
Class I	(173)	(175)
Class R	(17,676)	(8,701)
Class R6	(290,582)	(323,625)
Class Y	(2,041,836)	(2,478,126)
Net realized short-term gain on investments
Class A	—	(28,958,957)
Class B	—	(155,988)
Class C	—	(1,196,960)
Class I	—	(1,122)
Class R	—	(192,991)
Class R6	—	(2,362,632)
Class Y	—	(20,627,878)
From net realized long-term gain on investments
Class A	(1,776,145)	(85,170,535)
Class B	(3,944)	(458,773)
Class C	(48,221)	(3,520,351)
Class I	(80)	(3,299)
Class R	(12,004)	(567,600)
Class R6	(139,412)	(6,948,684)
Class Y	(1,019,190)	(60,668,187)
Increase (decrease) from capital share transactions (Note 4)	(46,953,144)	34,007,954
Total decrease in net assets	(46,276,841)	(385,132,556)

NET ASSETS
Beginning of period	662,990,983	1,048,123,539
End of period	$616,714,142	$662,990,983

*Unaudited.

The accompanying notes are an integral part of these financial statements.

16 Convertible Securities Fund

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Convertible Securities Fund 17

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)
Class A
April 30, 2023**	$21.59	.11	.19	.30	(.17)	(.10)	(.27)	$21.62	1.41*	$366,980	.52*	. 50*	25*
October 31, 2022	34.68	.15	(6.08)	(5.93)	(.14)	(7.02)	(7.16)	21.59	(20.93)	389,289	1.03	.63	37
October 31, 2021	30.49	.10	7.67	7.77	(.18)	(3.40)	(3.58)	34.68	26.41	570,217	1.01	.31	78
October 31, 2020	25.27	.25	6.84	7.09	(.37)	(1.50)	(1.87)	30.49	29.69	478,030	1.04	.93	98
October 31, 2019	25.23	.27	2.75	3.02	(.45)	(2.53)	(2.98)	25.27	14.11	394,780	1.05	1.08	60
October 31, 2018	26.19	.32	(.27)	.05	(.48)	(.53)	(1.01)	25.23	.13	371,067	1.05	1.22	68
Class B
April 30, 2023**	$20.73	.03	.19	.22	(.08)	(.10)	(.18)	$20.77	1.07*	$507	.90 *	.14*	25*
October 31, 2022	33.65	(.04)	(5.86)	(5.90)	—	(7.02)	(7.02)	20.73	(21.56)	1,001	1.78	(.16)	37
October 31, 2021	29.74	(.14)	7.47	7.33	(.02)	(3.40)	(3.42)	33.65	25.49	3,287	1.76	(.42)	78
October 31, 2020	24.69	.05	6.67	6.72	(.17)	(1.50)	(1.67)	29.74	28.69	4,118	1.79	.19	98
October 31, 2019	24.70	.08	2.70	2.78	(.26)	(2.53)	(2.79)	24.69	13.29	4,244	1.80	.35	60
October 31, 2018	25.66	.12	(.27)	(.15)	(.28)	(.53)	(.81)	24.70	(.63)	6,418	1.80	.47	68
Class C
April 30, 2023**	$21.05	.03	.18	.21	(.09)	(.10)	(.19)	$21.07	1.01*	$9,134	.90 *	.14*	25*
October 31, 2022	34.04	(.03)	(5.94)	(5.97)	—	(7.02)	(7.02)	21.05	(21.51)	10,648	1.78	(.14)	37
October 31, 2021	30.06	(.14)	7.55	7.41	(.03)	(3.40)	(3.43)	34.04	25.46	23,390	1.76	(.41)	78
October 31, 2020	24.93	.05	6.74	6.79	(.16)	(1.50)	(1.66)	30.06	28.73	30,926	1.79	.19	98
October 31, 2019	24.93	.08	2.72	2.80	(.27)	(2.53)	(2.80)	24.93	13.24	31,947	1.80	.34	60
October 31, 2018	25.88	.12	(.26)	(.14)	(.28)	(.53)	(.81)	24.93	(.59)	34,353	1.80	.47	68
Class I
April 30, 2023**	$21.62	.15	.19	.34	(.21)	(.10)	(.31)	$21.65	1.59*	$18	.34*	.68*	25*
October 31, 2022	34.73	.24	(6.10)	(5.86)	(.23)	(7.02)	(7.25)	21.62	(20.66)	17.68		.99	37
October 31, 2021	30.52	.22	7.68	7.90	(.29)	(3.40)	(3.69)	34.73	26.87	22.67		.65	78
October 31, 2020	25.29	.35	6.84	7.19	(.46)	(1.50)	(1.96)	30.52	30.18	17.68		1.28	98
October 31, 2019	25.24	.36	2.76	3.12	(.54)	(2.53)	(3.07)	25.29	14.58	13.68		1.44	60
October 31, 2018	26.20	.42	(.27)	.15	(.58)	(.53)	(1.11)	25.24	.51	12.68		1.58	68
Class R
April 30, 2023**	$21.43	.08	.20	.28	(.15)	(.10)	(.25)	$21.46	1.30 *	$2,478	.65*	. 38*	25*
October 31, 2022	34.47	.09	(6.04)	(5.95)	(.07)	(7.02)	(7.09)	21.43	(21.13)	2,555	1.28	.38	37
October 31, 2021	30.33	.02	7.62	7.64	(.10)	(3.40)	(3.50)	34.47	26.08	3,989	1.26	.06	78
October 31, 2020	25.14	.18	6.80	6.98	(.29)	(1.50)	(1.79)	30.33	29.37	3,249	1.29	.69	98
October 31, 2019	25.11	.20	2.75	2.95	(.39)	(2.53)	(2.92)	25.14	13.84	3,343	1.30	.84	60
October 31, 2018	26.07	.25	(.27)	(.02)	(.41)	(.53)	(.94)	25.11	(.13)	3,712	1.30	.96	68

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

18 Convertible Securities Fund	Convertible Securities Fund 19

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)
Class R6
April 30, 2023**	$21.58	.14	.19	.33	(.21)	(.10)	(.31)	$21.60	1.53*	$27,813	.36*	.67*	25*
October 31, 2022	34.68	.22	(6.08)	(5.86)	(.22)	(7.02)	(7.24)	21.58	(20.69)	30,542.72		.95	37
October 31, 2021	30.48	.20	7.68	7.88	(.28)	(3.40)	(3.68)	34.68	26.82	21,126.71		.60	78
October 31, 2020	25.27	.33	6.83	7.16	(.45)	(1.50)	(1.95)	30.48	30.07	13,868.72		1.24	98
October 31, 2019	25.23	.34	2.77	3.11	(.54)	(2.53)	(3.07)	25.27	14.50	9,190.72		1.40	60
October 31, 2018 †	26.54	.19	(1.23)	(1.04)	(.27)	—	(.27)	25.23	(3.96)*	7,372	.32*	.71*	68
Class Y
April 30, 2023**	$21.57	.14	.18	.32	(.20)	(.10)	(.30)	$21.59	1.50 *	$209,783	.40*	.63*	25*
October 31, 2022	34.66	.21	(6.07)	(5.86)	(.21)	(7.02)	(7.23)	21.57	(20.73)	228,939.78		.87	37
October 31, 2021	30.47	.19	7.66	7.85	(.26)	(3.40)	(3.66)	34.66	26.73	426,094.76		.56	78
October 31, 2020	25.26	.32	6.82	7.14	(.43)	(1.50)	(1.93)	30.47	30.00	356,432.79		1.18	98
October 31, 2019	25.22	.33	2.76	3.09	(.52)	(2.53)	(3.05)	25.26	14.42	285,817.80		1.33	60
October 31, 2018	26.18	.39	(.27)	.12	(.55)	(.53)	(1.08)	25.22	.39	268,362.80		1.47	68

* Not annualized.

** Unaudited.

† For the period May 22, 2018 (commencement of operations) to October 31, 2018.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

The accompanying notes are an integral part of these financial statements.

20 Convertible Securities Fund	Convertible Securities Fund 21

Notes to financial statements 4/30/23 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Additionally, references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2022 through April 30, 2023.

Putnam Convertible Securities Fund (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The objective of the fund is to seek, with equal emphasis, current income and capital appreciation. The fund’s secondary objective is conservation of capital. The fund invests mainly in convertible securities of U.S. companies. Under normal circumstances, the fund invests at least 80% of the fund’s net assets in convertible securities. This policy may be changed only after 60 days’ notice to shareholders. Convertible securities combine the investment characteristics of bonds and common stocks. Convertible securities include bonds, preferred stocks and other instruments that can be converted into or exchanged for common stock or equivalent value. A significant portion of the convertible securities the fund buys are below-investment-grade (sometimes referred to as “junk bonds”). The convertible bonds the fund buys usually have intermediate-to long-term stated maturities (i.e., three years or longer), but often contain “put” features, which allow bondholders to sell the bond back to the company under specified circumstances, that result in shorter effective maturities. When deciding whether to buy or sell investments, Putnam Management may consider, among other factors: (i) a security’s structural features, such as its position in a company’s capital structure and “put” and “call” features (a company’s right to repurchase the security under specified circumstances is a “call” feature); (ii) credit and prepayment risks; and (iii) with respect to a company’s common stock underlying a convertible security, the stock’s valuation and the company’s financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 5.75%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class I§	None	None	None
Class R†	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

§ Intended for institutional and other investors who meet the $5,000,000 minimum investment and who are not purchasing through an intermediary.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

22 Convertible Securities Fund

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity

Convertible Securities Fund 23

and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $6,694,485 and the value of securities loaned amounted to $6,598,309.

24 Convertible Securities Fund

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan Chase Bank, N.A. ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Prior to May 2, 2023, the fund participated, along with other Putnam funds, in a $100 million ($317.5 million prior to October 14, 2022) unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $664,301,319, resulting in gross unrealized appreciation and depreciation of $34,146,889 and $75,860,977, respectively, or net unrealized depreciation of $41,714,088.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Convertible Securities Fund 25

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.780%	of the first $5 billion,	0.580%	of the next $50 billion,
0.730%	of the next $5 billion,	0.560%	of the next $50 billion,
0.680%	of the next $10 billion,	0.550%	of the next $100 billion and
0.630%	of the next $10 billion,	0.545%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.308% of the fund’s average net assets.

Putnam Management has contractually agreed, through February 28, 2024, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class I shares paid a monthly fee based on the average net assets of class I shares at an annual rate of 0.01%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$230,303	Class R	1,552
Class B	447	Class R6	7,373
Class C	6,055	Class Y	131,398
Class I	1	Total	$377,129

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $3,856 under the expense offset arrangements and by no monies under the brokerage/service arrangements.

26 Convertible Securities Fund

Each Independent Trustee of the fund receives an annual Trustee fee, of which $555, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$471,239
Class B	1.00%	1.00%	3,657
Class C	1.00%	1.00%	49,566
Class R	1.00%	0.50%	6,352
Total			$530,814

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $6,571 from the sale of class A shares and received no monies and $5 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$152,031,776	$191,531,905
U.S. government securities (Long-term)	—	—
Total	$152,031,776	$191,531,905

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Convertible Securities Fund 27

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	320,812	$6,986,137	820,768	$20,703,924
Shares issued in connection with
reinvestment of distributions	209,792	4,532,862	4,120,404	109,731,345
	530,604	11,518,999	4,941,172	130,435,269
Shares repurchased	(1,585,913)	(34,298,759)	(3,349,057)	(82,141,354)
Net increase (decrease)	(1,055,309)	$(22,779,760)	1,592,115	$48,293,915

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class B	Shares	Amount	Shares	Amount
Shares sold	25	$512	3,094	$78,752
Shares issued in connection with
reinvestment of distributions	319	6,628	19,567	502,884
	344	7,140	22,661	581,636
Shares repurchased	(24,234)	(505,845)	(72,053)	(1,751,203)
Net decrease	(23,890)	$(498,705)	(49,392)	$(1,169,567)

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	39,892	$846,146	112,168	$2,625,738
Shares issued in connection with
reinvestment of distributions	4,047	85,247	165,791	4,325,484
	43,939	931,393	277,959	6,951,222
Shares repurchased	(116,355)	(2,461,142)	(459,083)	(10,621,289)
Net decrease	(72,416)	$(1,529,749)	(181,124)	$(3,670,067)

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class I	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	12	253	173	4,595
	12	253	173	4,595
Shares repurchased	—	—	—	—
Net increase	12	$253	173	$4,595

28 Convertible Securities Fund

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	14,712	$315,312	18,566	$455,349
Shares issued in connection with
reinvestment of distributions	1,384	29,680	29,050	769,069
	16,096	344,992	47,616	1,224,418
Shares repurchased	(19,802)	(427,269)	(44,118)	(1,103,006)
Net increase (decrease)	(3,706)	$(82,277)	3,498	$121,412

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	79,268	$1,717,266	1,068,644	$32,147,422
Shares issued in connection with
reinvestment of distributions	9,756	210,656	174,957	4,647,279
	89,024	1,927,922	1,243,601	36,794,701
Shares repurchased	(217,062)	(4,671,987)	(437,253)	(10,254,907)
Net increase (decrease)	(128,038)	$(2,744,065)	806,348	$26,539,794

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,174,037	$25,593,385	3,074,544	$78,241,232
Shares issued in connection with
reinvestment of distributions	120,673	2,604,257	2,716,898	72,199,683
	1,294,710	28,197,642	5,791,442	150,440,915
Shares repurchased	(2,194,931)	(47,516,483)	(7,468,643)	(186,553,043)
Net decrease	(900,221)	$(19,318,841)	(1,677,201)	$(36,112,128)

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value
Class I	814	100%	$17,620

Convertible Securities Fund 29

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 10/31/22	cost	proceeds	income	of 4/30/23
Short-term investments
Putnam Cash Collateral
Pool, LLC*	$10,129,089	$93,150,411	$96,585,015	$166,674	$6,694,485
Putnam Short Term
Investment Fund**	32,417,322	113,000,015	127,483,411	540,203	17,933,926
Total Short-term
investments	$42,546,411	$206,150,426	$224,068,426	$706,877	$24,628,411

* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1).Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there are obstacles to converting certain longer-term securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of related transactions, such as hedges. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur at any time.

30 Convertible Securities Fund

Note 7: Subsequent event

On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they have entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction.

As part of this transaction, Putnam Management, a wholly owned subsidiary of Putnam Holdings and investment manager to the Putnam family of funds (the “Putnam Funds”), would become an indirect wholly owned subsidiary of Franklin Resources.

The transaction is subject to customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is currently expected to be consummated in the fourth quarter of 2023.

Under the Investment Company Act of 1940, as amended, consummation of the transaction will result in the automatic termination of the investment management contract between each Putnam Fund and Putnam Management and any related sub-management and sub-advisory contracts, where applicable. Therefore, the Board of Trustees of the Putnam Funds will be asked to approve a new investment management contract between each Putnam Fund and Putnam Management (and new sub-management and sub-advisory contracts, if applicable). If approved by the Board of Trustees, the new investment management contract will be presented to the shareholders of each Putnam Fund for their approval.

Convertible Securities Fund 31

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

32 Convertible Securities Fund

Fund information

Founded over 85 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, and asset allocation categories.

Investment Manager	Trustees	Richard T. Kircher
Putnam Investment	Kenneth R. Leibler, Chair	Vice President and
Management, LLC	Barbara M. Baumann, Vice Chair	BSA Compliance Officer
100 Federal Street	Liaquat Ahamed
Boston, MA 02110	Katinka Domotorffy	Martin Lemaire
	Catharine Bond Hill	Vice President and
Investment Sub-Advisor	Jennifer Williams Murphy	Derivatives Risk Manager
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Susan G. Malloy
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Assistant Treasurer
Marketing Services	Mona K. Sutphen
Putnam Retail Management		Alan G. McCormack
Limited Partnership	Officers	Vice President and
100 Federal Street	Robert L. Reynolds	Derivatives Risk Manager
Boston, MA 02110	President
Denere P. Poulack
Custodian	James F. Clark	Assistant Vice President,
State Street Bank	Vice President, Chief Compliance	Assistant Clerk, and
and Trust Company	Officer, and Chief Risk Officer	Assistant Treasurer

Legal Counsel	Michael J. Higgins	Janet C. Smith
Ropes & Gray LLP	Vice President, Treasurer,	Vice President,
	and Clerk	Principal Financial Officer,
Principal Accounting Officer,
	Jonathan S. Horwitz	and Assistant Treasurer
Executive Vice President,
	Principal Executive Officer,	Stephen J. Tate
	and Compliance Liaison	Vice President and
Chief Legal Officer

Mark C. Trenchard
Vice President

This report is for the information of shareholders of Putnam Convertible Securities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Convertible Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 28, 2023

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: June 28, 2023